STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
As of March 31, 2019 and December 31, 2018, the Company had outstanding options to purchase 880,585 and 997,989 shares of common stock, respectively.

			Weighted		Intrinsic
		Weighted	Average		Value
	Number of	Average	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2018	997,989	$4.67	2.14	925,545	$4,705,220
Granted	28,700	10.55	5.00		-
Exercised	(32,687)	1.43
Forfeited/Expired	(113,417)	10.28
Outstanding at March 31, 2019	880,585	$4.27	2.27	808,057	$4,785,984

As of December 31, 2018 and 2017, the Company has outstanding options to purchase 997,989 and 1,003,836 shares of common stock, respectively.

			Weighted		Intrinsic
		Weighted	Average		Value
	Number of	Average	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2016	1,029,262	$5.00	3.34	603,655	$1,161,244
Granted	58,000	4.00	5.00		-
Forfeited/Expired	(83,426)	8.50
Outstanding at December 31, 2017	1,003,836	$4.69	2.64	891,087	$1,356,188
Granted	73,440	6.32	5.00		-
Exercised	(32,173)	2.15
Forfeited/Expired	(47,114)	9.31			-
Outstanding at December 31, 2018	997,989	$4.67	2.14	925,545	$4,705,220

Schedule of Other Share-based Compensation, Activity [Table Text Block]
Below is a table summarizing the Company’s outstanding warrants as of March 31, 2019 and December 31, 2018:

			Weighted	Intrinsic
		Weighted	Average	Value
	Number of	Average	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2018	1,781,715	$4.20	2.23	$8,930,058
Granted	-
Exercised	(16,441)	2.31
Forfeited/Expired	(22,266)	2.75
Outstanding at March 31, 2019	1,743,008	$4.24	2.02	$9,395,841

The Company had outstanding warrants to purchase 1,781,715 and 1,919,906 shares of the Company’s common stock as of December 31, 2018 and 2017, respectively:

			Weighted	Intrinsic
		Weighted	Average	Value
	Number of	Average	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2016	2,537,335	$3.75	3.55	$3,662,610
Granted	366,600	2.50	4.89	-
Exercised	(974,133)	0.75
Forfeited	(9,896)	12.25		-
Outstanding at December 31, 2017	1,919,906	$4.84	2.61	$1,656,083
Granted	303,234	5.14	2.64	—
Exercised	(137,525)	5.87
Forfeited/Expired	(303,900)	8.43		—
Outstanding at December 31, 2018	1,781,715	$4.20	2.23	$8,930,058

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table summarizes the restricted stock unit activity for the three months ended March 31, 2019:

Restricted stock units issued as of December 31, 2018	222,514
Granted	-
Total Restricted stock units issued at March 31, 2019	222,514
Vested at March 31, 2019	167,007
Unvested restricted stock units as of March 31, 2019	55,507

The following table summarizes the restricted stock activity for the two years ended December 31, 2018:

Restricted shares issued as of January 1, 2017	50,105
Granted	106,235
Total Restricted Shares Issued at December 31, 2017	156,340
Granted	92,174
Forfeited/Cancelled	(26,000)
Total Restricted Shares Issued at December 31, 2018	222,514
Vested at December 31, 2018	188,008
Unvested restricted shares as of December 31, 2018	34,506